VESSELS, NET - Narrative (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Jun. 19, 2019 vessel
Property, Plant and Equipment [Line Items]
Number of vessels under operations | vessel		23	23	10
Market capitalization as percent of carrying value of Company equity (less than)		50.00%	50.00%
Assumed growth rate in charter rates for undiscounted cash flow model			2.00%
Historical average time charter rates, minimum			10 years
Historical average time charter rates, maximum			20 years
Assumed growth rate in vessel operating expenses and drydock engine overhaul costs for undiscounted cash flow model			2.00%
Number of PSVs | vessel	10	10	10	10	10	10
Impairment loss on vessels	$ 0	$ 0		$ 160,080	$ 0
PSVs
Property, Plant and Equipment [Line Items]
Estimated residual value for each vessel		1,500	$ 1,500	$ 1,500
Estimated useful life (in years)			25 years
Period of time for assumed growth rate in charter rates for undiscounted cash flow model (in years)			15 years
Aggregate estimated vessel values in excess of carrying amount		$ 17,200	$ 17,200
Break-even charter rate percent lower than effective charter rate		8.00%	8.00%
AHTS vessels and crew boats
Property, Plant and Equipment [Line Items]
Aggregate carrying value in excess of estimated vessel values		$ 900	$ 900
Number of vessels with carrying value in excess of estimated vessel value | vessel		6	6
Gross carrying value in excess of estimated vessel values		$ 3,000	$ 3,000
Number of vessels with estimated vessel value in excess of carrying value | vessel		7	7
Gross estimated vessel values in excess of carrying amount		$ 2,100	$ 2,100
AHTS vessels
Property, Plant and Equipment [Line Items]
Estimated residual value for each vessel		$ 1,000	$ 1,000
Estimated useful life (in years)			25 years
Period of time for assumed growth rate in charter rates for undiscounted cash flow model (in years)			15 years
Break-even charter rate percent lower than effective charter rate		5.00%	5.00%
Crew boats
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)			15 years
Period of time for assumed growth rate in charter rates for undiscounted cash flow model (in years)			10 years
Break-even charter rate percent lower than effective charter rate		10.00%	10.00%